                                                                            2004
--------------------------------------------------------------------------------

Nationwide(R) Variable Account-10
June 30, 2004

[LOGO] The BEST
       of AMERICA(R)

                                                              Semi-Annual Report

--------------------------------------------------------------------------------

                                                      [LOGO] Nationwide(R)

                                               Nationwide Life Insurance Company
                                                  Home Office: Columbus, Ohio

APO-4740-6/04

                              [LOGO] Nationwide (R)

                       NATIONWIDE LIFE INSURANCE COMPANY
                ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                                    [PHOTO]

                              PRESIDENT'S MESSAGE

We are pleased to bring you the 2004 semi-annual report of the Nationwide Variable Account-10.

The performance of equity investments slowed during the first half of 2004 from their strong showing of the prior year. The recent volatility in energy prices and the resulting general economic uncertainty have helped keep a damper on stock prices. The Federal Reserve, on the other hand, is more optimistic in its economic outlook and has affirmed its view with two quarter-point increases in short term interest rates. We don't know the immediate resolution to these apparent conflicts, except that with the passing of time both positions will be supportable. We also know that an accurate forecast of the near-term direction of the stock market is further complicated by the unpredictability of events in this presidential election year.

In the meantime, we believe you are well positioned with your variable contract, and its varied array of investment options, to diversify your holdings to meet changing economic and market conditions. We are pleased you have chosen Nationwide and our investment products to help you achieve your financial planning and retirement objectives.


                               /s/ Mark R. Thresher
                           ---------------------------
                           Mark R. Thresher, President
                                August 16, 2004

How to Read the Semi-Annual Report

This semi-annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide Variable Account-10. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-877-377-7701 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.BestofAmerica.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

The Semi-Annual Report has four major financial sections:

Statement of Assets, Liabilities and Contract Owners' Equity

This statement begins on page 5 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on June 30, 2004. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the Total investments of the variable account.

Accounts receivable, if applicable, represents an asset of the variable account for fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal Total assets of the variable account.

Accounts payable, if applicable, is a liability of the variable account for fund shares redeemed by contract owners but not yet deducted from Total investments.

The Accounts receivable and Accounts payable balances are aggregated and presented as a net amount.

Total assets minus Accounts payable equals Contract owners' equity. A summary of Contract owners' equity by fund series may be found on page 29. This summary also includes certain performance measures for each fund series for the periods indicated.

Statements of Operations, Statements of Changes in Contract Owners' Equity

These statements begin on page 7 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The Statements of Operations show income and expenses to the variable account from Investment activity for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The Statements of Changes in Contract Owners' Equity includes Investment activity for income and expenses shown on the Statements of Operations. In addition, the Equity transactions section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money, as well as any contract level charges. The sum of the above two sections represents the Net change in contract owners' equity which, when added to the beginning Contract owners' equity, equals Contract owners' equity at the end of the reporting period.

The Changes in Units section illustrates the number of units purchased and redeemed for each mutual fund sub-account during the period reported.

Notes to Financial Statements, beginning on page 25, provide further disclosures about the variable account and its underlying contract provisions.

--------------------------------------------------------------------------------

                         NATIONWIDE VARIABLE ACCOUNT-10

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                 June 30, 2004
                                  (UNAUDITED)

Assets:
   Investments at fair value:

      American Century VP - Income & Growth Fund - Class I (ACVPIncGr)
         8,970 shares (cost $62,709) .....................................................     $ 60,900

      American Century VP - International Fund - Class I (ACVPInt)
         9,339 shares (cost $78,904) .....................................................       61,077

      American Century VP - Value Fund - Class I (ACVPVal)
         8,353 shares (cost $58,901) .....................................................       67,909

      Credit Suisse Trust - Large Cap Value Portfolio (CSLCapV)
         345 shares (cost $4,226) ........................................................        4,278

      Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DrySmCapIxS)
         173 shares (cost $2,251) ........................................................        2,484

      Dreyfus Socially Responsible Growth Fund, Inc., The (DrySRGro)
         3,265 shares (cost $112,508) ....................................................       79,796

      Dreyfus Stock Index Fund, Inc. - Initial Shares (DryStkIx)
         8,900 shares (cost $277,697) ....................................................      259,592

      Dreyfus VIF - Appreciation Portfolio - Initial Shares (DryVIFApp)
         515 shares (cost $18,657) .......................................................       18,058

      Federated IS - Quality Bond Fund II - Primary Shares (FedQualBd)
         3,597 shares (cost $40,794) .....................................................       40,500

      Fidelity(R) VIP - Equity-Income Portfolio - Service Class (FidVIPEIS)
         3,933 shares (cost $87,669) .....................................................       92,286

      Fidelity(R) VIP - Growth Portfolio - Service Class (FidVIPGrS)
         5,050 shares (cost $197,321) ....................................................      158,088

      Fidelity(R) VIP - High Income Portfolio - Service Class (FidVIPHIS)
         1,450 shares (cost $8,967) ......................................................        9,278

      Fidelity(R) VIP - Overseas Portfolio - Service Class (FidVIPOvS)
         2,445 shares (cost $42,000) .....................................................       37,937

      Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class (FidVIPConS)
         4,472 shares (cost $102,736) ....................................................      109,276

      Fidelity(R) VIP III - Growth Opportunities Portfolio - Service Class (FidVIPGrOpS)
         1,746 shares (cost $31,988) .....................................................       26,528

      Fidelity(R) VIP III - Value Strategies Portfolio - Service Class (FidVIPValS)
         2,360 shares (cost $30,167) .....................................................       30,797

      Gartmore GVIT Comstock Value Fund - Class I (GVITCVal)
         2,806 shares (cost $28,623) .....................................................       29,061

      Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I (GVITDMidCapI)
         5,684 shares (cost $71,522) .....................................................       88,548

      Gartmore GVIT Emerging Markets Fund - Class I (GVITEmMrkts)
         2,388 shares (cost $17,168) .....................................................       23,043

      Gartmore GVIT Federated High Income Bond Fund - Class I (GVITFHiInc)
         2,655 shares (cost $20,471) .....................................................       20,864

      Gartmore GVIT Global Health Sciences Fund - Class I (GVITGlHlth)
         531 shares (cost $5,498) ........................................................        5,580

      Gartmore GVIT Global Technology and Communications Fund - Class I (GVITGlTech)
         3,436 shares (cost $13,089) .....................................................       12,849

      Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd)
         7,652 shares (cost $91,608) .....................................................       87,761

      Gartmore GVIT Growth Fund - Class I (GVITGrowth)
         3,563 shares (cost $49,235) .....................................................       36,477

      Gartmore GVIT International Growth Fund - Class I (GVITIntGro)
         517 shares (cost $3,126) ........................................................        3,241

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-10

      Gartmore GVIT J.P. Morgan Balanced Fund - Class I (GVITJPBal)
         6,547 shares (cost $62,335) .....................................................   $   61,864

      Gartmore GVIT Mid Cap Growth Fund - Class I (GVITSMdCpGr)
         621 shares (cost $18,181) .......................................................       14,181

      Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
         167,842 shares (cost $167,842) ..................................................      167,842

      Gartmore GVIT Nationwide(R) Fund: Class I (GVITNWFund)
         10,775 shares (cost $115,511) ...................................................      112,488

      Gartmore GVIT Small Cap Growth Fund - Class I (GVITSmCapGr)
         2,026 shares (cost $31,067) .....................................................       27,185

      Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal)
         13,325 shares (cost $124,630) ...................................................      162,424

      Gartmore GVIT Small Company Fund - Class I (GVITSmComp)
         4,382 shares (cost $85,065) .....................................................      101,691

      Gartmore GVIT U.S. Growth Leaders Fund - Class I (GVITUSGro)
         1,852 shares (cost $19,277) .....................................................       19,554

      Gartmore GVIT Van Kampen Multi Sector Bond Fund - Class I (GVITVKMultiSec)
         2,703 shares (cost $25,499) .....................................................       25,947

      Gartmore GVIT Worldwide Leaders Fund - Class I (GVITWLead)
         600 shares (cost $5,169) ........................................................        5,532

      Janus AS - Capital Appreciation Portfolio - Service Shares (JanCapAp)
         7,493 shares (cost $191,267) ....................................................      163,947

      Janus AS - Global Technology Portfolio - Service Shares (JanGlTech)
         11,913 shares (cost $61,415) ....................................................       41,693

      Janus AS - International Growth Portfolio - Service Shares (JanIntGro)
         3,435 shares (cost $93,200) .....................................................       77,615

      Neuberger Berman AMT - Guardian Portfolio - I Class Shares (NBAMTGuard)
         488 shares (cost $7,014) ........................................................        7,106

      Neuberger Berman AMT - Mid Cap Growth Portfolio (NBAMTMCGr)
         3,063 shares (cost $53,748) .....................................................       50,478

      Neuberger Berman AMT - Partners Portfolio (NBAMTPart)
         2,379 shares (cost $38,354) .....................................................       38,604

      Oppenheimer VA Aggressive Growth Fund - Initial Class (OppAggGro)
         1,756 shares (cost $98,375) .....................................................       70,925

      Oppenheimer VA Capital Appreciation Fund - Initial Class (OppCapAp)
         3,437 shares (cost $143,841) ....................................................      121,684

      Oppenheimer VA Global Securities Fund - Initial Class (OppGlSec)
         2,570 shares (cost $65,960) .....................................................       65,747

      Oppenheimer VA Main Street(R) Fund - Initial Class (OppMSFund)
         10,235 shares (cost $216,770) ...................................................      199,871

      Strong Opportunity Fund II, Inc.(StOpp2)
         4,494 shares (cost $97,045) .....................................................       92,839

      Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
         334 shares (cost $2,662) ........................................................        3,934

      Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
         728 shares (cost $9,527) ........................................................       11,090

      Van Kampen UIF - Mid Cap Growth Portfolio (VKMidCapG)
         285 shares (cost $2,447) ........................................................        2,624

      Van Kampen UIF - U.S. Real Estate Portfolio - Class A (VKUSRealEst)
         7,070 shares (cost $93,006) .....................................................      118,063
                                                                                             ----------
            Total Investments ............................................................    3,131,136
   Accounts Receivable ...................................................................        2,182
                                                                                             ----------
            Total Assets .................................................................    3,133,318
Accounts Payable .........................................................................           --
                                                                                             ----------
Contract Owners Equity (note 4) ..........................................................   $3,133,318
                                                                                             ==========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NATIONWIDE VARIABLE ACCOUNT-10
STATEMENTS OF OPERATIONS
Six Month Period Ended June 30, 2004
(UNAUDITED)

                                                       Total     ACVPIncGr   ACVPInt   ACVPVal
                                                     ---------   ---------   -------   -------
Investment activity:
   Reinvested dividends ..........................   $  18,305       844        346       645
   Mortality and expense risk charges (note 2) ...     (21,554)     (390)      (397)     (396)
                                                     ---------     -----     ------     -----
      Net investment income (loss) ...............      (3,249)      454        (51)      249
                                                     ---------     -----     ------     -----

   Proceeds from mutual fund shares sold .........     488,587       420      2,088       437
   Cost of mutual fund shares sold ...............    (528,714)     (464)    (3,385)     (372)
                                                     ---------     -----     ------     -----
      Realized gain (loss) on investments ........     (40,127)      (44)    (1,297)       65
   Change in unrealized gain (loss) on
      investments ................................     125,504     2,003      2,114     2,568
                                                     ---------     -----     ------     -----
      Net gain (loss) on investments .............      85,377     1,959        817     2,633
                                                     ---------     -----     ------     -----
   Reinvested capital gains ......................       3,646        --         --       500
                                                     ---------     -----     ------     -----
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................   $  85,774     2,413        766     3,382
                                                     =========     =====     ======     =====

                                                     CSLCapV   DrySmCapIxS   DrySRGro   DryStkIx
                                                     -------   -----------   --------   --------
Investment activity:
   Reinvested dividends ..........................      --          --             5      1,721
   Mortality and expense risk charges (note 2) ...      (8)         --          (644)    (1,776)
                                                       ---         ---        ------     ------
      Net investment income (loss) ...............      (8)         --          (639)       (55)
                                                       ---         ---        ------     ------

   Proceeds from mutual fund shares sold .........      30           4         2,008      1,869
   Cost of mutual fund shares sold ...............     (30)         (4)       (3,505)    (2,323)
                                                       ---         ---        ------     ------
      Realized gain (loss) on investments ........      --          --        (1,497)      (454)
   Change in unrealized gain (loss) on
      investments ................................     114         234         3,605      7,201
                                                       ---         ---        ------     ------
      Net gain (loss) on investments .............     114         234         2,108      6,747
                                                       ---         ---        ------     ------
   Reinvested capital gains ......................      --          --            --         --
                                                       ---         ---        ------     ------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................     106         234         1,469      6,692
                                                       ===         ===        ======     ======

                                                     DryVIFApp   FedQualBd   FidVIPEIS   FidVIPGrS
                                                     ---------   ---------   ---------   ---------
Investment activity:
   Reinvested dividends ..........................     $   5       1,674       1,271          269
   Mortality and expense risk charges (note 2) ...      (129)       (226)       (607)      (1,160)
                                                       -----      ------       -----      -------
      Net investment income (loss) ...............      (124)      1,448         664         (891)
                                                       -----      ------       -----      -------

   Proceeds from mutual fund shares sold .........       121       3,889         837       10,432
   Cost of mutual fund shares sold ...............      (132)     (3,643)       (874)     (16,243)
                                                       -----      ------       -----      -------
      Realized gain (loss) on investments ........       (11)        246         (37)      (5,811)
   Change in unrealized gain (loss) on
      investments ................................       348      (2,240)      1,408        7,634
                                                       -----      ------       -----      -------
      Net gain (loss) on investments .............       337      (1,994)      1,371        1,823
                                                       -----      ------       -----      -------
   Reinvested capital gains ......................        --         368         321           --
                                                       -----      ------       -----      -------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................     $ 213        (178)      2,356          932
                                                       =====      ======       =====      =======

                                                     FidVIPHIS   FidVIPOvS   FidVIPConS   FidVIPGrOpS
                                                     ---------   ---------   ----------   -----------
Investment activity:
   Reinvested dividends ..........................      1,619       321           246         122
   Mortality and expense risk charges (note 2) ...       (121)     (217)         (633)       (182)
                                                      -------      ----        ------        ----
      Net investment income (loss) ...............      1,498       104          (387)        (60)
                                                      -------      ----        ------        ----

   Proceeds from mutual fund shares sold .........     10,852       564         3,422         188
   Cost of mutual fund shares sold ...............    (10,058)     (699)       (3,797)       (249)
                                                      -------      ----        ------        ----
      Realized gain (loss) on investments ........        794      (135)         (375)        (61)
   Change in unrealized gain (loss) on
      investments ................................     (2,325)      339         6,138         303
                                                      -------      ----        ------        ----
      Net gain (loss) on investments .............     (1,531)      204         5,763         242
                                                      -------      ----        ------        ----
   Reinvested capital gains ......................         --        --            --          --
                                                      -------      ----        ------        ----
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................        (33)      308         5,376         182
                                                      =======      ====        ======        ====

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-10
STATEMENTS OF OPERATIONS, Continued
Six Month Period Ended June 30, 2004
(UNAUDITED)

                                                     FidVIPValS   GVITCVal   GVITDMidCapI   GVITEmMrkts
                                                     ----------   --------   ------------   -----------
Investment activity:
   Reinvested dividends ..........................    $    --        124          198             17
   Mortality and expense risk charges (note 2) ...       (172)       (83)        (549)          (188)
                                                      -------       ----        -----         ------
      Net investment income (loss) ...............       (172)        41         (351)          (171)
                                                      -------       ----        -----         ------

   Proceeds from mutual fund shares sold .........      3,674        110          617          3,790
   Cost of mutual fund shares sold ...............     (3,085)      (130)        (519)        (3,846)
                                                      -------       ----        -----         ------
      Realized gain (loss) on investments ........        589        (20)          98            (56)
   Change in unrealized gain (loss) on
      investments ................................       (392)       809        4,193           (910)
                                                      -------       ----        -----         ------
      Net gain (loss) on investments .............        197        789        4,291           (966)
                                                      -------       ----        -----         ------
   Reinvested capital gains ......................         49         --           --            190
                                                      -------       ----        -----         ------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................    $    74        830        3,940           (947)
                                                      =======       ====        =====         ======

                                                     GVITFHiInc   GVITGlHlth   GVITGlTech   GVITGvtBd
                                                     ----------   ----------   ----------   ---------
Investment activity:
   Reinvested dividends ..........................        746          --            --        2,697
   Mortality and expense risk charges (note 2) ...       (155)        (18)         (221)        (507)
                                                       ------        ----       -------      -------
      Net investment income (loss) ...............        591         (18)         (221)       2,190
                                                       ------        ----       -------      -------

   Proceeds from mutual fund shares sold .........      4,015          31        26,591       35,055
   Cost of mutual fund shares sold ...............     (4,034)        (30)      (25,056)     (34,080)
                                                       ------        ----       -------      -------
      Realized gain (loss) on investments ........        (19)          1         1,535          975
   Change in unrealized gain (loss) on
      investments ................................       (354)        184            (1)      (4,762)
                                                       ------        ----       -------      -------
      Net gain (loss) on investments .............       (373)        185         1,534       (3,787)
                                                       ------        ----       -------      -------
   Reinvested capital gains ......................         --          27            --        1,410
                                                       ------        ----       -------      -------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................        218         194         1,313         (187)
                                                       ======        ====       =======      =======

                                                     GVITGrowth   GVITIntGro   GVITJPBal   GVITSMdCpGr
                                                     ----------   ----------   ---------   -----------
Investment activity:
   Reinvested dividends ..........................    $    21         --          521           --
   Mortality and expense risk charges (note 2) ...       (321)        --         (394)        (146)
                                                      -------        ---         ----         ----
      Net investment income (loss) ...............       (300)        --          127         (146)
                                                      -------        ---         ----         ----

   Proceeds from mutual fund shares sold .........      1,746         17          611          221
   Cost of mutual fund shares sold ...............     (2,740)       (16)        (663)        (297)
                                                      -------        ---         ----         ----
      Realized gain (loss) on investments ........       (994)         1          (52)         (76)
   Change in unrealized gain (loss) on
      investments ................................      1,881        (20)         569          946
                                                      -------        ---         ----         ----
      Net gain (loss) on investments .............        887        (19)         517          870
                                                      -------        ---         ----         ----
   Reinvested capital gains ......................         --         --           --           --
                                                      -------        ---         ----         ----
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................    $   587        (19)         644          724
                                                      =======        ===         ====         ====

                                                     GVITMyMkt   GVITNWFund   GVITLead   GVITNStrVal
                                                     ---------   ----------   --------   -----------
Investment activity:
   Reinvested dividends ..........................        529         580          --          --
   Mortality and expense risk charges (note 2) ...     (1,505)       (767)         (1)        (13)
                                                     --------      ------      ------      ------
      Net investment income (loss) ...............       (976)       (187)         (1)        (13)
                                                     --------      ------      ------      ------

   Proceeds from mutual fund shares sold .........    170,665       2,712       3,984       4,441
   Cost of mutual fund shares sold ...............   (170,665)     (3,160)     (3,390)     (4,156)
                                                     --------      ------      ------      ------
      Realized gain (loss) on investments ........         --        (448)        594         285
   Change in unrealized gain (loss) on
      investments ................................         --       2,112        (534)          8
                                                     --------      ------      ------      ------
      Net gain (loss) on investments .............         --       1,664          60         293
                                                     --------      ------      ------      ------
   Reinvested capital gains ......................         --          --          --          --
                                                     --------      ------      ------      ------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................       (976)      1,477          59         280
                                                     ========      ======      ======      ======

NATIONWIDE VARIABLE ACCOUNT-10
STATEMENTS OF OPERATIONS, Continued
Six Month Period Ended June 30, 2004
(UNAUDITED)

                                                     GVITSmCapGr   GVITSmCapVal   GVITSmComp   GVITTGroFoc
                                                     -----------   ------------   ----------   -----------
Investment activity:
   Reinvested dividends ..........................     $    --            --            --          --
   Mortality and expense risk charges (note 2) ...        (189)       (1,400)         (651)         --
                                                       -------       -------       -------         ---
      Net investment income (loss) ...............        (189)       (1,400)         (651)         --
                                                       -------       -------       -------         ---

   Proceeds from mutual fund shares sold .........       4,050        70,329        12,818          --
   Cost of mutual fund shares sold ...............      (5,306)      (61,062)      (11,367)         --
                                                       -------       -------       -------         ---
      Realized gain (loss) on investments ........      (1,256)        9,267         1,451          --
   Change in unrealized gain (loss) on
      investments ................................       2,104         1,736         4,959          --
                                                       -------       -------       -------         ---
      Net gain (loss) on investments .............         848        11,003         6,410          --
                                                       -------       -------       -------         ---
   Reinvested capital gains ......................          --            --            --          --
                                                       -------       -------       -------         ---
      Net increase (decrease) in contract owners'
         equity resulting from operations ........     $   659         9,603         5,759          --
                                                       =======       =======       =======         ===

                                                     GVITUSGro   GVITVKMultiSec   GVITWLead   JanCapAp
                                                     ---------   --------------   ---------   --------
Investment activity:
   Reinvested dividends ..........................        --            519           --           --
   Mortality and expense risk charges (note 2) ...      (162)          (167)         (26)      (1,112)
                                                      ------         ------          ---      -------
      Net investment income (loss) ...............      (162)           352          (26)      (1,112)
                                                      ------         ------          ---      -------

   Proceeds from mutual fund shares sold .........     8,679          5,347           40       16,987
   Cost of mutual fund shares sold ...............    (7,300)        (4,914)         (46)     (25,468)
                                                      ------         ------          ---      -------
      Realized gain (loss) on investments ........     1,379            433           (6)      (8,481)
   Change in unrealized gain (loss) on
      investments ................................    (1,474)          (975)         (54)      17,583
                                                      ------         ------          ---      -------
      Net gain (loss) on investments .............       (95)          (542)         (60)       9,102
                                                      ------         ------          ---      -------
   Reinvested capital gains ......................       781             --           --           --
                                                      ------         ------          ---      -------
      Net increase (decrease) in contract owners'
         equity resulting from operations ........       524           (190)         (86)       7,990
                                                      ======         ======          ===      =======

                                                     JanGlTech   JanIntGro   NBAMTGuard   NBAMTMCGr
                                                     ---------   ---------   ----------   ---------
Investment activity:
   Reinvested dividends ..........................   $     --         386        --             --
   Mortality and expense risk charges (note 2) ...       (244)       (553)      (27)          (357)
                                                     --------     -------       ---        -------
      Net investment income (loss) ...............       (244)       (167)      (27)          (357)
                                                     --------     -------       ---        -------

   Proceeds from mutual fund shares sold .........      8,238      16,043        49         14,937
   Cost of mutual fund shares sold ...............    (16,601)    (23,619)      (49)       (21,482)
                                                     --------     -------       ---        -------
      Realized gain (loss) on investments ........     (8,363)     (7,576)       --         (6,545)
   Change in unrealized gain (loss) on
      investments ................................      7,935       6,960       289          9,793
                                                     --------     -------       ---        -------
      Net gain (loss) on investments .............       (428)       (616)      289          3,248
                                                     --------     -------       ---        -------
   Reinvested capital gains ......................         --          --        --             --
                                                     --------     -------       ---        -------
      Net increase (decrease) in contract owners'
         equity resulting from operations ........   $   (672)       (783)      262          2,891
                                                     ========     =======       ===        =======

                                                     NBAMTPart   OppAggGro   OppCapAp   OppGlSec
                                                     ---------   ---------   --------   --------
Investment activity:
   Reinvested dividends ..........................       --            --        375        852
   Mortality and expense risk charges (note 2) ...     (226)         (524)      (863)      (417)
                                                       ----       -------     ------     ------
      Net investment income (loss) ...............     (226)         (524)      (488)       435
                                                       ----       -------     ------     ------

   Proceeds from mutual fund shares sold .........      229        10,180      5,338      2,858
   Cost of mutual fund shares sold ...............     (229)      (18,748)    (7,483)    (3,595)
                                                       ----       -------     ------     ------
      Realized gain (loss) on investments ........       --        (8,568)    (2,145)      (737)
   Change in unrealized gain (loss) on
      investments ................................      513        15,119      4,169      1,968
                                                       ----       -------     ------     ------
      Net gain (loss) on investments .............      513         6,551      2,024      1,231
                                                       ----       -------     ------     ------
   Reinvested capital gains ......................       --            --         --         --
                                                       ----       -------     ------     ------
      Net increase (decrease) in contract owners'
         equity resulting from operations ........      287         6,027      1,536      1,666
                                                       ====       =======     ======     ======

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-10
STATEMENTS OF OPERATIONS, Continued
Six Month Period Ended June 30, 2004
(UNAUDITED)

                                                     OppMSFund   StOpp2   VEWrldEMkt   VEWrldHAs   VKEmMkt   VKMidCapG   VKUSRealEst
                                                     ---------   ------   ----------   ---------   -------   ---------   -----------
Investment activity:
   Reinvested dividends ..........................   $  1,608        --        23          21          --        --            --
   Mortality and expense risk charges (note 2) ...     (1,314)     (610)       (2)        (27)         (3)       --          (754)
                                                     --------    ------      ----         ---      ------       ---         -----
      Net investment income (loss) ...............        294      (610)       21          (6)         (3)       --          (754)
                                                     --------    ------      ----         ---      ------       ---         -----

   Proceeds from mutual fund shares sold .........      9,669     3,012        53          75       3,325        52           838
   Cost of mutual fund shares sold ...............    (11,924)   (3,867)      (36)        (56)     (3,275)      (49)         (593)
                                                     --------    ------      ----         ---      ------       ---         -----
      Realized gain (loss) on investments ........     (2,255)     (855)       17          19          50         3           245
   Change in unrealized gain (loss) on
      investments ................................      5,800     8,222      (135)        263        (176)      176         7,556
                                                     --------    ------      ----         ---      ------       ---         -----
      Net gain (loss) on investments .............      3,545     7,367      (118)        282        (126)      179         7,801
                                                     --------    ------      ----         ---      ------       ---         -----
   Reinvested capital gains ......................         --        --        --          --          --        --            --
                                                     --------    ------      ----         ---      ------       ---         -----
      Net increase (decrease) in contract owners'
         equity resulting from operations ........   $  3,839     6,757       (97)        276        (129)      179         7,047
                                                     ========    ======      ====         ===      ======       ===         =====

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NATIONWIDE VARIABLE ACCOUNT-10
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                           Total              ACVPIncGr          ACVPInt          ACVPVal
                                                  ----------------------   ---------------   ---------------   ---------------
                                                     2004         2003      2004     2003     2004     2003     2004     2003
                                                  ----------   ---------   ------   ------   ------   ------   ------   ------
Investment activity:
   Net investment income (loss) ...............   $   (3,249)      2,738      454      470      (51)      76      249      151
   Realized gain (loss) on investments ........      (40,127)    (64,443)     (44)    (227)  (1,297)  (5,354)      65     (268)
   Change in unrealized gain (loss) on
      investments .............................      125,504     319,776    2,003    7,116    2,114    8,568    2,568    3,242
   Reinvested capital gains ...................        3,646         350       --       --       --       --      500       --
                                                  ----------   ---------   ------   ------   ------   ------   ------   ------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................       85,774     258,421    2,413    7,359      766    3,290    3,382    3,125
                                                  ----------   ---------   ------   ------   ------   ------   ------   ------

Equity transactions:
   Purchase payments received from contract
      owners (note 3) .........................       24,431      31,391       --       --       --       --       --       --
   Transfers between funds ....................           --          --       39       15    1,492   (1,600)   5,497    1,883
   Surrenders (note 3) ........................      (71,505)    (31,216)      --       --     (138)  (3,212)      --   (1,834)
   Deductions for surrender charges (note 2) ..           --          --       --       --       --       --       --       --
   Adjustment to maintain reserves ............        1,502         716       (9)     (12)     (27)      (4)     (17)      (8)
                                                  ----------   ---------   ------   ------   ------   ------   ------   ------
         Net equity transactions ..............      (45,572)        891       30        3    1,327   (4,816)   5,480       41
                                                  ----------   ---------   ------   ------   ------   ------   ------   ------

Net change in contract owners' equity .........       40,202     259,312    2,443    7,362    2,093   (1,526)   8,862    3,166
Contract owners' equity beginning of period ...    3,093,116   2,940,894   58,477   65,392   58,999   84,564   59,073   36,550
                                                  ----------   ---------   ------   ------   ------   ------   ------   ------
Contract owners' equity end of period .........   $3,133,318   3,200,206   60,920   72,754   61,092   83,038   67,935   39,716
                                                  ==========   =========   ======   ======   ======   ======   ======   ======

CHANGES IN UNITS:
   Beginning units ............................      343,783     393,736    6,386    9,107    7,302   12,849    4,225      324
                                                  ----------   ---------   ------   ------   ------   ------   ------   ------
   Units purchased ............................       24,946      11,430        6        2      357       --      381    3,000
   Units redeemed .............................      (35,231)    (10,352)      --       --     (213)    (743)      --       --
                                                  ----------   ---------   ------   ------   ------   ------   ------   ------
   Ending units ...............................      333,498     394,814    6,392    9,109    7,446   12,106    4,606    3,324
                                                  ==========   =========   ======   ======   ======   ======   ======   ======

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-10
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                      CSLCapV        DrySmCapIxS        DrySRGro          DryStkIx
                                                  --------------   --------------   ---------------   -----------------
                                                   2004     2003    2004    2003     2004     2003     2004      2003
                                                  ------   -----   -----   ------   ------   ------   -------   -------
Investment activity:
   Net investment income (loss) ...............   $   (8)    (24)     --       (5)    (639)    (549)      (55)      104
   Realized gain (loss) on investments ........       --      (5)     --     (162)  (1,497)    (656)     (454)   (5,091)
   Change in unrealized gain (loss) on
      investments .............................      114     304     234       (7)   3,605    8,632     7,201    28,295
   Reinvested capital gains ...................       --      --      --       --       --       --        --        --
                                                  ------   -----   -----   ------   ------   ------   -------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      106     275     234     (174)   1,469    7,427     6,692    23,308
                                                  ------   -----   -----   ------   ------   ------   -------   -------

Equity transactions:
   Purchase payments received from contract
      owners (note 3) .........................       --      --      --       --       --       --        --        --
   Transfers between funds ....................       --      --   2,254   (3,694)  (1,439)      --     4,261    (5,737)
   Surrenders (note 3) ........................       --      --      --       --       --       --       (96)       --
   Deductions for surrender charges (note 2) ..       --      --      --       --       --       --        --        --
   Adjustment to maintain reserves ............      (12)     (1)     10       (2)      90       (3)       15       (12)
                                                  ------   -----   -----   ------   ------   ------   -------   -------
         Net equity transactions ..............      (12)     (1)  2,264   (3,696)  (1,349)      (3)    4,180    (5,749)
                                                  ------   -----   -----   ------   ------   ------   -------   -------

Net change in contract owners' equity .........       94     274   2,498   (3,870)     120    7,424    10,872    17,559
Contract owners' equity beginning of period ...    4,189   3,394      --    3,870   79,684   78,124   248,724   220,760
                                                  ------   -----   -----   ------   ------   ------   -------   -------
Contract owners' equity end of period .........   $4,283   3,668   2,498       --   79,804   85,548   259,596   238,319
                                                  ======   =====   =====   ======   ======   ======   =======   =======

CHANGES IN UNITS:
   Beginning units ............................      419     419      --      509   11,395   13,880    28,983    32,559
                                                  ------   -----   -----   ------   ------   ------   -------   -------
   Units purchased ............................        1      --     222       --        1       --       507        --
   Units redeemed .............................       --      --      --     (509)    (210)      --       (10)     (854)
                                                  ------   -----   -----   ------   ------   ------   -------   -------
   Ending units ...............................      420     419     222       --   11,186   13,880    29,480    31,705
                                                  ======   =====   =====   ======   ======   ======   =======   =======

NATIONWIDE VARIABLE ACCOUNT-10
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                      DryVIFApp          FedQualBd         FidVIPEIS          FidVIPGrS
                                                  ----------------   ----------------   ---------------   -----------------
                                                    2004     2003     2004      2003     2004     2003      2004      2003
                                                  -------   ------   ------   -------   ------   ------   -------   -------
Investment activity:
   Net investment income (loss) ...............   $  (124)    (240)   1,448     3,763      664      750      (891)     (623)
   Realized gain (loss) on investments ........       (11)     (86)     246       245      (37)    (161)   (5,811)   (5,203)
   Change in unrealized gain (loss) on
      investments .............................       348    3,070   (2,240)    1,760    1,408    6,230     7,634    21,352
   Reinvested capital gains ...................        --       --      368        --      321       --        --        --
                                                  -------   ------   ------   -------   ------   ------   -------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................       213    2,744     (178)    5,768    2,356    6,819       932    15,526
                                                  -------   ------   ------   -------   ------   ------   -------   -------

Equity transactions:
   Purchase payments received from
   contract owners (note 3) ...................        --       --       --        --       --       --        --        --
   Transfers between funds ....................       575       --   (3,595)       --    3,595    1,190    (9,176)   (1,341)
   Surrenders (note 3) ........................        --       --       --    (3,086)    (208)      --        --    (2,366)
   Deductions for surrender charges (note 2) ..        --       --       --        --       --       --        --        --
   Adjustment to maintain reserves ............        41       --      (42)       (1)      (2)      (4)        8       (10)
                                                  -------   ------   ------   -------   ------   ------   -------   -------
      Net equity transactions .................       616       --   (3,637)   (3,087)   3,385    1,186    (9,168)   (3,717)
                                                  -------   ------   ------   -------   ------   ------   -------   -------

Net change in contract owners' equity .........       829    2,744   (3,815)    2,681    5,741    8,005    (8,236)   11,809
Contract owners' equity beginning of period ...    17,261   35,426   44,342   144,073   86,569   67,252   166,335   127,005
                                                  -------   ------   ------   -------   ------   ------   -------   -------
Contract owners' equity end of period .........   $18,090   38,170   40,527   146,754   92,310   75,257   158,099   138,814
                                                  =======   ======   ======   =======   ======   ======   =======   =======

CHANGES IN UNITS:
   Beginning units ............................     1,827    4,480    3,450    11,566    7,960    7,940    21,172    21,165
                                                  -------   ------   ------   -------   ------   ------   -------   -------
   Units purchased ............................        65       --        2        --      324      145         1        --
   Units redeemed .............................        --       --     (276)     (248)     (18)      --    (1,191)     (625)
                                                  -------   ------   ------   -------   ------   ------   -------   -------
   Ending units ...............................     1,892    4,480    3,176    11,318    8,266    8,085    19,982    20,540
                                                  =======   ======   ======   =======   ======   ======   =======   =======

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-10
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                      FidVIPHIS          FidVIPOvS        FidVIPConS         FidVIPGrOpS
                                                  -----------------   ---------------   ----------------   ---------------
                                                    2004      2003     2004     2003      2004     2003     2004     2003
                                                  --------   ------   ------   ------   -------   ------   ------   ------
Investment activity:
   Net investment income (loss) ...............   $  1,498      594      104       30      (387)    (247)     (60)      (5)
   Realized gain (loss) on investments ........        794      693     (135)    (148)     (375)    (457)     (61)    (662)
   Change in unrealized gain (loss) on
      investments .............................     (2,325)   3,671      339    2,232     6,138    7,645      303    3,172
   Reinvested capital gains ...................         --       --       --       --        --       --       --       --
                                                  --------   ------   ------   ------   -------   ------   ------   ------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................        (33)   4,958      308    2,114     5,376    6,941      182    2,505
                                                  --------   ------   ------   ------   -------   ------   ------   ------

Equity transactions:
   Purchase payments received from contract
      owners (note 3) .........................         --   31,391       --       --        --       --       --       --
   Transfers between funds ....................    (10,742)  (4,357)   8,482       --    11,491     (529)      --     (844)
   Surrenders (note 3) ........................         --       --     (282)      --      (466)      --       --       --
   Deductions for surrender charges (note 2) ..         --       --       --       --        --       --       --       --
   Adjustment to maintain reserves ............         23       (3)      19       (2)      (36)      (8)      (3)       2
                                                  --------   ------   ------   ------   -------   ------   ------   ------
      Net equity transactions .................    (10,719)  27,031    8,219       (2)   10,989     (537)      (3)    (842)
                                                  --------   ------   ------   ------   -------   ------   ------   ------

Net change in contract owners' equity .........    (10,752)  31,989    8,527    2,112    16,365    6,404      179    1,663
Contract owners' equity beginning of period ...     20,036   10,182   29,437   22,197    92,927   79,600   26,350   21,438
                                                  --------   ------   ------   ------   -------   ------   ------   ------
Contract owners' equity end of period .........   $  9,284   42,171   37,964   24,309   109,292   86,004   26,529   23,101
                                                  ========   ======   ======   ======   =======   ======   ======   ======

CHANGES IN UNITS:
   Beginning units ............................      2,279    1,450    3,462    3,686     8,790    9,529    3,660    3,807
                                                  --------   ------   ------   ------   -------   ------   ------   ------
   Units purchased ............................         --    3,716    1,022       --     1,268       --       --       --
   Units redeemed .............................     (1,221)      --      (32)      --      (260)     (64)      --     (147)
                                                  --------   ------   ------   ------   -------   ------   ------   ------
   Ending units ...............................      1,058    5,166    4,452    3,686     9,798    9,465    3,660    3,660
                                                  ========   ======   ======   ======   =======   ======   ======   ======

NATIONWIDE VARIABLE ACCOUNT-10
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                     FidVIPValS        GVITCVal        GVITDMidCapI      GVITEmMrkts
                                                  ---------------   --------------   ---------------   ---------------
                                                    2004     2003    2004     2003    2004     2003     2004     2003
                                                  -------   -----   ------   -----   ------   ------   ------   ------
Investment activity:
   Net investment income (loss) ...............   $  (172)     (2)      41      (3)    (351)    (200)    (171)     (52)
   Realized gain (loss) on investments ........       589      --      (20)    (28)      98   (1,568)     (56)  (1,038)
   Change in unrealized gain (loss) on
      investments .............................      (392)    (97)     809     933    4,193    6,361     (910)   2,992
   Reinvested capital gains ...................        49      --       --      --       --       --      190       --
                                                  -------   -----   ------   -----   ------   ------   ------   ------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................        74     (99)     830     902    3,940    4,593     (947)   1,902
                                                  -------   -----   ------   -----   ------   ------   ------   ------

Equity transactions:
   Purchase payments received from contract
      owners (note 3) .........................        --      --       --      --    4,585       --       --       --
   Transfers between funds ....................    22,867   3,300   18,876      --   12,402    1,665   (3,595)  (2,138)
   Surrenders (note 3) ........................        --      --       --      --       --       --       --       --
   Deductions for surrender charges (note 2) ..        --      --       --      --       --       --       --       --
   Adjustment to maintain reserves ............        48       4      (13)     (1)      42       (8)      (5)       1
                                                  -------   -----   ------   -----   ------   ------   ------   ------
         Net equity transactions ..............    22,915   3,304   18,863      (1)  17,029    1,657   (3,600)  (2,137)
                                                  -------   -----   ------   -----   ------   ------   ------   ------

Net change in contract owners' equity .........    22,989   3,205   19,693     901   20,969    6,250   (4,547)    (235)
Contract owners' equity beginning of period ...     7,837      --    9,377   7,236   67,602   46,783   27,593   14,450
                                                  -------   -----   ------   -----   ------   ------   ------   ------
Contract owners' equity end of period .........   $30,826   3,205   29,070   8,137   88,571   53,033   23,046   14,215
                                                  =======   =====   ======   =====   ======   ======   ======   ======

CHANGES IN UNITS:
   Beginning units ............................       677      --    1,127   1,127    4,717    4,334    2,496    2,130
                                                  -------   -----   ------   -----   ------   ------   ------   ------
   Units purchased ............................     1,863     357    2,229      --    1,169      440       --       --
   Units redeemed .............................        --      --       --      --       --     (355)    (370)    (314)
                                                  -------   -----   ------   -----   ------   ------   ------   ------
   Ending units ...............................     2,540     357    3,356   1,127    5,886    4,419    2,126    1,816
                                                  =======   =====   ======   =====   ======   ======   ======   ======

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-10
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                     GVITFHiInc        GVITGlHlth        GVITGlTech          GVITGvtBd
                                                  ----------------   --------------   ----------------   -----------------
                                                    2004     2003     2004    2003      2004     2003      2004      2003
                                                  -------   ------   -----   ------   -------   ------   -------   -------
Investment activity:
   Net investment income (loss) ...............   $   591      610     (18)     (33)     (221)     (15)    2,190     3,358
   Realized gain (loss) on investments ........       (19)     (11)      1      (86)    1,535   (1,922)      975     1,720
   Change in unrealized gain (loss) on
      investments .............................      (354)   1,761     184    1,353        (1)   2,406    (4,762)      979
   Reinvested capital gains ...................        --       --      27       --        --       --     1,410       350
                                                  -------   ------   -----   ------   -------   ------   -------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................       218    2,360     194    1,234     1,313      469      (187)    6,407
                                                  -------   ------   -----   ------   -------   ------   -------   -------

Equity transactions:
   Purchase payments received from contract
      owners (note 3) .........................       644       --      --       --        --       --        --        --
   Transfers between funds ....................        --    5,058   3,402    6,680   (26,386)      --   (18,013)  (15,000)
   Surrenders (note 3) ........................      (120)      --      --       --        --   (1,107)       --        --
   Deductions for surrender charges (note 2) ..        --       --      --       --        --       --        --        --
   Adjustment to maintain reserves ............      (618)     (10)     (2)       4        20        2       (42)      (11)
                                                  -------   ------   -----   ------   -------   ------   -------   -------
         Net equity transactions ..............       (94)   5,048   3,400    6,684   (26,366)  (1,105)  (18,055)  (15,011)
                                                  -------   ------   -----   ------   -------   ------   -------   -------

Net change in contract owners' equity .........       124    7,408   3,594    7,918   (25,053)    (636)  (18,242)   (8,604)
Contract owners' equity beginning of period ...    20,765   16,981   1,994    3,644    37,904    2,892   106,022   267,934
                                                  -------   ------   -----   ------   -------   ------   -------   -------
Contract owners' equity end of period .........   $20,889   24,389   5,588   11,562    12,851    2,256    87,780   259,330
                                                  =======   ======   =====   ======   =======   ======   =======   =======

CHANGES IN UNITS:
   Beginning units ............................     1,776    1,751     179      441    12,962    1,514     8,264    21,004
                                                  -------   ------   -----   ------   -------   ------   -------   -------
   Units purchased ............................         2      484     297      674         1       --     1,062        --
   Units redeemed .............................       (10)      (1)     --       --    (8,573)    (570)   (2,430)   (1,153)
                                                  -------   ------   -----   ------   -------   ------   -------   -------
   Ending units ...............................     1,768    2,234     476    1,115     4,390      944     6,896    19,851
                                                  =======   ======   =====   ======   =======   ======   =======   =======

NATIONWIDE VARIABLE ACCOUNT-10
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                     GVITGrowth       GVITIntGro       GVITJPBal        GVITSMdCpGr
                                                  ----------------   ------------   ---------------   ---------------
                                                    2004     2003     2004   2003    2004     2003     2004     2003
                                                  -------   ------   -----   ----   ------   ------   ------   ------
Investment activity:
   Net investment income (loss) ...............   $  (300)    (284)     --    --       127       84     (146)     (78)
   Realized gain (loss) on investments ........      (994)    (598)      1    (4)      (52)     (98)     (76)     (39)
   Change in unrealized gain (loss) on
      investments .............................     1,881    6,511     (20)    5       569    4,129      946    1,488
   Reinvested capital gains ...................        --       --      --    --        --       --       --       --
                                                  -------   ------   -----   ---    ------   ------   ------   ------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................       587    5,629     (19)    1       644    4,115      724    1,371
                                                  -------   ------   -----   ---    ------   ------   ------   ------

Equity transactions:
   Purchase payments received from contract
      owners (note 3) .........................        --       --      --    --        --       --       --       --
   Transfers between funds ....................    (1,482)      --   1,143    --     2,523       --       --       --
   Surrenders (note 3) ........................        --       --      --    --      (192)      --     (114)      --
   Deductions for surrender charges (note 2) ..        --       --      --    --        --       --       --       --
   Adjustment to maintain reserves ............        72       (4)    (12)   (1)        1       (3)      62      863
                                                  -------   ------   -----   ---    ------   ------   ------   ------
         Net equity transactions ..............    (1,410)      (4)  1,131    (1)    2,332       (3)     (52)     863
                                                  -------   ------   -----   ---    ------   ------   ------   ------
Net change in contract owners' equity .........      (823)   5,625   1,112    --     2,976    4,112      672    2,234
Contract owners' equity beginning of period ...    37,312   39,535   2,135    --    58,917   51,558   13,522   10,354
                                                  -------   ------   -----   ---    ------   ------   ------   ------
Contract owners' equity end of period .........   $36,489   45,160   3,247    --    61,893   55,670   14,194   12,588
                                                  =======   ======   =====   ===    ======   ======   ======   ======

CHANGES IN UNITS:
   Beginning units ............................     7,562   10,487     329    --     6,213    6,348    1,932    2,044
                                                  -------   ------   -----   ---    ------   ------   ------   ------
   Units purchased ............................         2       --     179    --       275       --        2       --
   Units redeemed .............................      (310)      --      --    --       (20)      --      (16)      --
                                                  -------   ------   -----   ---    ------   ------   ------   ------
   Ending units ...............................     7,254   10,487     508    --     6,468    6,348    1,918    2,044
                                                  =======   ======   =====   ===    ======   ======   ======   ======

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-10
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                       GVITMyMkt           GVITNWFund         GVITLead        GVITNStrVal
                                                  ------------------   -----------------   --------------   --------------
                                                    2004       2003      2004      2003     2004     2003    2004     2003
                                                  --------   -------   -------   -------   ------   -----   ------   -----
Investment activity:
   Net investment income (loss) ...............   $   (976)     (854)     (187)     (293)      (1)     (2)     (13)    (20)
   Realized gain (loss) on investments ........         --        --      (448)   (3,664)     594      --      285      (8)
   Change in unrealized gain (loss) on
      investments .............................         --        --     2,112    14,547     (534)    101        8     452
   Reinvested capital gains ...................         --        --        --        --       --      --       --      --
                                                  --------   -------   -------   -------   ------   -----   ------   -----
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................       (976)     (854)    1,477    10,590       59      99      280     424
                                                  --------   -------   -------   -------   ------   -----   ------   -----

Equity transactions:
   Purchase payments received from contract
      owners (note 3) .........................        191        --        --        --       --      --       --      --
   Transfers between funds ....................     (7,967)       44     1,199     2,826   (3,977)  1,015       --      --
   Surrenders (note 3) ........................    (38,903)       --        --        --       --      --   (4,422)     --
   Deductions for surrender charges (note 2) ..         --        --        --        --       --      --       --      --
   Adjustment to maintain reserves ............        (89)      (13)       (4)       (6)      (6)     (2)     (10)     --
                                                  --------   -------   -------   -------   ------   -----   ------   -----
         Net equity transactions ..............    (46,768)       31     1,195     2,820   (3,983)  1,013   (4,432)     --
                                                  --------   -------   -------   -------   ------   -----   ------   -----
Net change in contract owners' equity .........    (47,744)     (823)    2,672    13,410   (3,924)  1,112   (4,152)    424
Contract owners' equity beginning of period ...    215,352   250,433   109,839    92,712    3,924      --    4,152   3,033
                                                  --------   -------   -------   -------   ------   -----   ------   -----
Contract owners' equity end of period .........   $167,608   249,610   112,511   106,122       --   1,112       --   3,457
                                                  ========   =======   =======   =======   ======   =====   ======   =====

CHANGES IN UNITS:
   Beginning units ............................     20,183    23,287    11,821    12,545      379      --      377     377
                                                  --------   -------   -------   -------   ------   -----   ------   -----
   Units purchased ............................      4,974        --       113       629       --     125       --      --
   Units redeemed .............................     (9,377)       --        --      (295)    (379)     --     (377)     --
                                                  --------   -------   -------   -------   ------   -----   ------   -----
   Ending units ...............................     15,780    23,287    11,934    12,879       --     125       --     377
                                                  ========   =======   =======   =======   ======   =====   ======   =====

NATIONWIDE VARIABLE ACCOUNT-10
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                     GVITSmCapGr        GVITSmCapVal        GVITSmComp       GVITTGroFoc
                                                  ----------------   -----------------   ----------------   -------------
                                                    2004     2003      2004      2003      2004     2003    2004    2003
                                                  -------   ------   -------   -------   -------   ------   ----   ------
Investment activity:
   Net investment income (loss) ...............   $  (189)    (165)   (1,400)     (606)     (651)    (589)    --       (1)
   Realized gain (loss) on investments ........    (1,256)    (113)    9,267   (10,913)    1,451     (260)    --     (846)
   Change in unrealized gain (loss)
      on investments ..........................     2,104    3,729     1,736    25,752     4,959   12,808     --      873
   Reinvested capital gains ...................        --       --        --        --        --       --     --       --
                                                  -------   ------   -------   -------   -------   ------   ----   ------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................       659    3,451     9,603    14,233     5,759   11,959     --       26
                                                  -------   ------   -------   -------   -------   ------   ----   ------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................        --       --       577        --     6,700       --     --       --
   Transfers between funds ....................    (3,842)      --   (65,340)   (1,626)    4,933      300     --       --
   Surrenders (note 3) ........................        --       --        --    (7,387)   (5,985)      --     --   (1,129)
   Deductions for surrender charges
      (note 2) ................................        --       --        --        --        --       --     --       --
   Adjustment to maintain reserves ............         8       (1)     (725)        2       305       (2)    --       (2)
                                                  -------   ------   -------   -------   -------   ------   ----   ------
         Net equity transactions ..............    (3,834)      (1)  (65,488)   (9,011)    5,953      298     --   (1,131)
                                                  -------   ------   -------   -------   -------   ------   ----   ------

Net change in contract owners' equity .........    (3,175)   3,450   (55,885)    5,222    11,712   12,257     --   (1,105)
Contract owners' equity beginning
   of period ..................................    30,382   22,949   218,310    98,698    90,333   83,106     --    1,105
                                                  -------   ------   -------   -------   -------   ------   ----   ------
Contract owners' equity end of period .........   $27,207   26,399   162,425   103,920   102,045   95,363     --       --
                                                  =======   ======   =======   =======   =======   ======   ====   ======

CHANGES IN UNITS:
   Beginning units ............................     2,912    2,912    12,754     8,918     6,118    7,826     --      516
                                                  -------   ------   -------   -------   -------   ------   ----   ------
   Units purchased ............................         2       --         2       409       780       25     --       --
   Units redeemed .............................      (376)      --    (3,694)   (1,399)     (382)      --     --     (516)
                                                  -------   ------   -------   -------   -------   ------   ----   ------
   Ending units ...............................     2,538    2,912     9,062     7,928     6,516    7,851     --       --
                                                  =======   ======   =======   =======   =======   ======   ====   ======

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-10
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                     GVITUSGro       GVITVKMultiSec     GVITWLead          JanCapAp
                                                  ---------------   ---------------   -------------   -----------------
                                                    2004     2003    2004     2003     2004    2003     2004      2003
                                                  -------   -----   ------   ------   -----   -----   -------   -------
Investment activity:
   Net investment income (loss) ...............   $  (162)    (12)     352      490     (26)    (32)   (1,112)     (770)
   Realized gain (loss) on investments ........     1,379       1      433       26      (6)   (514)   (8,481)     (853)
   Change in unrealized gain (loss)
      on investments ..........................    (1,474)    249     (975)   1,135     (54)    869    17,583    12,687
   Reinvested capital gains ...................       781      --       --       --      --      --        --        --
                                                  -------   -----   ------   ------   -----   -----   -------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................       524     238     (190)   1,651     (86)    323     7,990    11,064
                                                  -------   -----   ------   ------   -----   -----   -------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................        --      --      637       --      --      --        --        --
   Transfers between funds ....................    (8,531)  9,613      363     (294)     --    (768)   (2,022)       --
   Surrenders (note 3) ........................        --      --       --       --      --      --    (4,087)       --
   Deductions for surrender charges
      (note 2) ................................        --      --       --       --      --      --        --        --
   Adjustment to maintain reserves ............        16       5     (732)      (4)    (13)      5       207        --
                                                  -------   -----   ------   ------   -----   -----   -------   -------
         Net equity transactions ..............    (8,515)  9,618      268     (298)    (13)   (763)   (5,902)       --
                                                  -------   -----   ------   ------   -----   -----   -------   -------

Net change in contract owners' equity .........    (7,991)  9,856       78    1,353     (99)   (440)    2,088    11,064
Contract owners' equity beginning
   of period ..................................    27,546      --   25,893   23,700   5,633   5,005   162,104   140,522
                                                  -------   -----   ------   ------   -----   -----   -------   -------
Contract owners' equity end of period .........   $19,555   9,856   25,971   25,053   5,534   4,565   164,192   151,586
                                                  =======   =====   ======   ======   =====   =====   =======   =======

CHANGES IN UNITS:
   Beginning units ............................     2,253      --    2,029    2,053     724     863    26,317    27,048
                                                  -------   -----   ------   ------   -----   -----   -------   -------
   Units purchased ............................        --     958       31       --      --       1         3        --
   Units redeemed .............................      (681)     --       --      (24)     --    (140)     (950)       --
                                                  -------   -----   ------   ------   -----   -----   -------   -------
   Ending units ...............................     1,572     958    2,060    2,029     724     724    25,370    27,048
                                                  =======   =====   ======   ======   =====   =====   =======   =======

NATIONWIDE VARIABLE ACCOUNT-10
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                      JanGlTech         JanIntGro        NBAMTGuard       NBAMTMCGr
                                                  ----------------   ---------------   -------------   ---------------
                                                    2004     2003     2004     2003     2004    2003    2004      2003
                                                  -------   ------   ------   ------   -----   -----   ------   ------
Investment activity:
   Net investment income (loss) ...............   $  (244)    (394)    (167)     112     (27)    (54)    (357)    (304)
   Realized gain (loss) on investments ........    (8,363)  (3,603)  (7,576)  (2,565)     --    (250)  (6,545)  (5,319)
   Change in unrealized gain (loss) on
      investments .............................     7,935   13,414    6,960    5,884     289   1,292    9,793   10,224
   Reinvested capital gains ...................        --       --       --       --      --      --       --       --
                                                  -------   ------   ------   ------   -----   -----   ------   ------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      (672)   9,417     (783)   3,431     262     988    2,891    4,601
                                                  -------   ------   ------   ------   -----   -----   ------   ------

Equity transactions:
   Purchase payments received from contract
      owners (note 3) .........................        --       --   (1,037)      --      --      --       --       --
   Transfers between funds ....................        --     (864)   1,447   (1,430)     --    (850)      --       --
   Surrenders (note 3) ........................    (2,696)      --   (4,013)      --      --      --   (5,840)  (5,023)
   Deductions for surrender charges (note 2) ..        --       --       --       --      --      --       --       --
   Adjustment to maintain reserves ............        60       --      952       (1)    (22)     --      596       (3)
                                                  -------   ------   ------   ------   -----   -----   ------   ------
         Net equity transactions ..............    (2,636)    (864)  (2,651)  (1,431)    (22)   (850)  (5,244)  (5,026)
                                                  -------   ------   ------   ------   -----   -----   ------   ------

Net change in contract owners' equity .........    (3,308)   8,553   (3,434)   2,000     240     138   (2,353)    (425)
Contract owners' equity beginning of period ...    45,125   54,808   81,225   65,000   6,866   7,683   53,442   47,576
                                                  -------   ------   ------   ------   -----   -----   ------   ------
Contract owners' equity end of period .........   $41,817   63,361   77,791   67,000   7,106   7,821   51,089   47,151
                                                  =======   ======   ======   ======   =====   =====   ======   ======

CHANGES IN UNITS:
   Beginning units ............................    13,356   23,431   13,563   14,399     648     942    6,039    6,789
                                                  -------   ------   ------   ------   -----   -----   ------   ------
   Units purchased ............................         2       --      550       --      --      --        2       --
   Units redeemed .............................      (788)    (366)    (931)    (344)     --     (95)    (633)    (750)
                                                  -------   ------   ------   ------   -----   -----   ------   ------
   Ending units ...............................    12,570   23,065   13,182   14,055     648     847    5,408    6,039
                                                  =======   ======   ======   ======   =====   =====   ======   ======

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-10
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                      NBAMTPart         OppAggGro           OppCapAp           OppGlSec
                                                  ----------------   ---------------   -----------------   ---------------
                                                    2004     2003     2004     2003      2004      2003     2004     2003
                                                  -------   ------   ------   ------   -------   -------   ------   ------
Investment activity:
   Net investment income (loss) ...............   $  (226)     (76)    (524)    (551)     (488)     (313)     435       52
   Realized gain (loss) on investments ........        --      (26)  (8,568)  (8,773)   (2,145)     (700)    (737)  (2,743)
   Change in unrealized gain (loss) on
      investments .............................       513    1,872   15,119   19,254     4,169    13,761    1,968    6,787
   Reinvested capital gains ...................        --       --       --       --        --        --       --       --
                                                  -------   ------   ------   ------   -------   -------   ------   ------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................       287    1,770    6,027    9,930     1,536    12,748    1,666    4,096
                                                  -------   ------   ------   ------   -------   -------   ------   ------

Equity transactions:
   Purchase payments received from contract
      owners (note 3) .........................        --       --       --       --      (449)       --       --       --
   Transfers between funds ....................    22,187       --   (1,365)      --    24,322        --   (2,347)   3,455
   Surrenders (note 3) ........................        --       --   (3,081)  (3,065)       --        --       --   (3,007)
   Deductions for surrender charges (note 2) ..        --       --       --       --        --        --       --       --
   Adjustment to maintain reserves ............        44       --      308      (10)      465        (8)     (38)      31
                                                  -------   ------   ------   ------   -------   -------   ------   ------
         Net equity transactions ..............    22,231       --   (4,138)  (3,075)   24,338        (8)  (2,385)     479
                                                  -------   ------   ------   ------   -------   -------   ------   ------

Net change in contract owners' equity .........    22,518    1,770    1,889    6,855    25,874    12,740     (719)   4,575
Contract owners' equity beginning of period ...    16,089   10,473   69,319   80,667    95,843   109,886   66,480   43,065
                                                  -------   ------   ------   ------   -------   -------   ------   ------
Contract owners' equity end of period .........   $38,607   12,243   71,208   87,522   121,717   122,626   65,761   47,640
                                                  =======   ======   ======   ======   =======   =======   ======   ======

CHANGES IN UNITS:
   Beginning units ............................     1,557    1,350    9,130   13,157     9,442    13,977    7,446    6,802
                                                  -------   ------   ------   ------   -------   -------   ------   ------
   Units purchased ............................     2,018       --        2       --     2,528        --        1       --
   Units redeemed .............................        (5)      --     (552)    (516)     (174)       --     (269)     (19)
                                                  -------   ------   ------   ------   -------   -------   ------   ------
   Ending units ...............................     3,570    1,350    8,580   12,641    11,796    13,977    7,178    6,783
                                                  =======   ======   ======   ======   =======   =======   ======   ======

NATIONWIDE VARIABLE ACCOUNT-10
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                       OppMSFund            StOpp2         VEWrldEMkt       VEWrldHAs
                                                  ------------------   ---------------   -------------   ---------------
                                                    2004       2003     2004     2003     2004    2003    2004     2003
                                                  --------   -------   ------   ------   -----   -----   ------   ------
Investment activity:
   Net investment income (loss) ...............   $    294       554     (610)    (434)     21     (12)      (6)     (78)
   Realized gain (loss) on investments ........     (2,255)   (1,833)    (855)    (266)     17      (1)      19      (31)
   Change in unrealized gain (loss)
      on investments ..........................      5,800    16,892    8,222   10,014    (135)    361      263    2,381
   Reinvested capital gains ...................         --        --       --       --      --      --       --       --
                                                  --------   -------   ------   ------   -----   -----   ------   ------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      3,839    15,613    6,757    9,314     (97)    348      276    2,272
                                                  --------   -------   ------   ------   -----   -----   ------   ------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................       (693)       --    6,638       --      --      --       --       --
   Transfers between funds ....................         --    (2,150)  (2,015)      --      --   1,139    5,567       --
   Surrenders (note 3) ........................       (501)       --     (361)      --      --      --       --       --
   Deductions for surrender charges
      (note 2) ................................         --        --       --       --      --      --       --       --
   Adjustment to maintain reserves ............        548       (12)     (21)      (6)     --      (3)       2       (2)
                                                  --------   -------   ------   ------   -----   -----   ------   ------
         Net equity transactions ..............       (646)   (2,162)   4,241       (6)     --   1,136    5,569       (2)
                                                  --------   -------   ------   ------   -----   -----   ------   ------

Net change in contract owners' equity .........      3,193    13,451   10,998    9,308     (97)  1,484    5,845    2,270
Contract owners' equity beginning
   of period ..................................    196,729   165,063   81,843   60,671   4,036   1,427    5,250   38,505
                                                  --------   -------   ------   ------   -----   -----   ------   ------
Contract owners' equity end of period .........   $199,922   178,514   92,841   69,979   3,939   2,911   11,095   40,775
                                                  ========   =======   ======   ======   =====   =====   ======   ======

CHANGES IN UNITS:
   Beginning units ............................     22,174    23,246    9,038    9,051     320     172      383    4,018
                                                  --------   -------   ------   ------   -----   -----   ------   ------
   Units purchased ............................          3        --      712       --       2     148      409       --
   Units redeemed .............................        (55)     (304)    (260)      --      --      --       --       --
                                                  --------   -------   ------   ------   -----   -----   ------   ------
   Ending units ...............................     22,122    22,942    9,490    9,051     322     320      792    4,018
                                                  ========   =======   ======   ======   =====   =====   ======   ======

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-10
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                      VKEmMkt         VKMidCapG       VKUSRealEst
                                                  ---------------   ------------   ----------------
                                                    2004     2003    2004   2003     2004     2003
                                                  -------   -----   -----   ----   -------   ------
Investment activity:
   Net investment income (loss) ...............   $    (3)     (2)     --     --      (754)    (538)
   Realized gain (loss) on investments ........        50      --       3     --       245       25
   Change in unrealized gain (loss)
      on investments ..........................      (176)   (104)    176     --     7,556   10,439
   Reinvested capital gains ...................        --      --      --     --        --       --
                                                  -------   -----   -----    ---   -------   ------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      (129)   (106)    179     --     7,047    9,926
                                                  -------   -----   -----    ---   -------   ------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................        --      --      --     --     6,638       --
   Transfers between funds ....................    (3,303)  3,300   2,449     --    13,771    1,739
   Surrenders (note 3) ........................        --      --      --     --        --       --
   Deductions for surrender charges
      (note 2) ................................        --      --      --     --        --       --
   Adjustment to maintain reserves ............       (14)     (4)      2     --        52      (16)
                                                  -------   -----   -----    ---   -------   ------
         Net equity transactions ..............    (3,317)  3,296   2,451     --    20,461    1,723
                                                  -------   -----   -----    ---   -------   ------

Net change in contract owners' equity .........    (3,446)  3,190   2,630     --    27,508   11,649
Contract owners' equity beginning
   of period ..................................     3,446      --      --     --    90,572   73,613
                                                  -------   -----   -----    ---   -------   ------
Contract owners' equity end of period .........   $    --   3,190   2,630     --   118,080   85,262
                                                  =======   =====   =====    ===   =======   ======

CHANGES IN UNITS:
   Beginning units ............................       188      --      --     --     5,088    5,607
                                                  -------   -----   -----    ---   -------   ------
   Units purchased ............................        --     188     430     --     1,144      129
   Units redeemed .............................      (188)     --      --     --        --       (1)
                                                  -------   -----   -----    ---   -------   ------
   Ending units ...............................        --     188     430     --     6,232    5,735
                                                  =======   =====   =====    ===   =======   ======

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                         NATIONWIDE VARIABLE ACCOUNT-10

                          NOTES TO FINANCIAL STATEMENTS

                              June 30, 2004 and 2003
                                   (UNAUDITED)

(1)  Background and Summary of Significant Accounting Policies

     (a)  Organization and Nature of Operations

          The Nationwide Variable Account-10 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on March 31, 1999. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

          The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

     (b)  The Contracts

          Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

          Contract owners in either the accumulation or payout phase may invest in the following:

             Portfolios of the American Century Variable Portfolios,
             Inc. (American Century VP);
                American Century VP - Income & Growth Fund - Class I (ACVPIncGr) American Century VP - International Fund - Class I (ACVPInt) American Century VP - Ultra(R) Fund - Class I (ACVPUltra)* American Century VP - Value Fund - Class I (ACVPVal)

             Portfolios of the Credit Suisse Trust;
                Credit Suisse Trust - Global Post-Venture Capital Portfolio (CSGPVen)*
                Credit Suisse Trust - International Focus Portfolio (CSIntFoc)* Credit Suisse Trust - Large Cap Value Portfolio (CSLCapV)

             Portfolios of the Dreyfus Investment Portfolios (Dreyfus IP);
                Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DrySmCapIxS)

             Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
                Dreyfus VIF - Appreciation Portfolio - Initial Shares
                (DryVIFApp)

             Funds of Dreyfus, Inc.;
                Dreyfus Socially Responsible Growth Fund, Inc., The (DrySRGro) Dreyfus Stock Index Fund, Inc.- Initial Shares (DryStkIx)

             Portfolios of Federated Insurance Series (Federated IS);
                Federated IS - Quality Bond Fund II - Primary Shares (FedQualBd)

             Portfolios of the Fidelity(R) Variable Insurance Products (Fidelity(R) VIP);
                Fidelity(R) VIP - Equity-Income Portfolio - Service Class (FidVIPEIS)
                Fidelity(R) VIP - Growth Portfolio - Service Class (FidVIPGrS) Fidelity(R) VIP - High Income Portfolio - Service Class (FidVIPHIS)
                Fidelity(R) VIP - Overseas Portfolio - Service Class (FidVIPOvS)

             Portfolios of the Fidelity(R) Variable Insurance Products (Fidelity(R) VIP II);
                Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class (FidVIPConS)

             Portfolios of the Fidelity(R) Variable Insurance Products (Fidelity(R) VIP III);
                Fidelity(R) VIP III - Growth Opportunities Portfolio - Service Class (FidVIPGrOpS)
                Fidelity(R) VIP III - Value Strategies Portfolio - Service Class (FidVIPValS)

                                                                     (Continued)

   NATIONWIDE VARIABLE ACCOUNT-10 (NOTES TO FINANCIAL STATEMENTS, Continued)

             Funds of the Gartmore Variable Insurance Trust (Gartmore GVIT);
                Gartmore GVIT Comstock Value Fund - Class I (GVITCVal) Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I
                   (GVITDMidCapI)
                Gartmore GVIT Emerging Markets Fund - Class I (GVITEmMrkts) Gartmore GVIT Federated High Income Bond Fund - Class I
                   (GVITFHiInc)
                Gartmore GVIT Global Financial Services Fund - Class I
                   (GVITGlFin1)*
                Gartmore GVIT Global Health Sciences Fund - Class I
                   (GVITGlHlth)
                Gartmore GVIT Global Technology and Communications Fund -
                   Class I (GVITGlTech)
                Gartmore GVIT Global Utilities Fund - Class I (GVITGlUtl1)* Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd) Gartmore GVIT Growth Fund - Class I (GVITGrowth)
                Gartmore GVIT International Growth Fund - Class I (GVITIntGro) Gartmore GVIT J.P. Morgan Balanced Fund - Class I (GVITJPBal) Gartmore GVIT Mid Cap Growth Fund - Class I (GVITSMdCpGr) Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
                Gartmore GVIT Nationwide(R) Fund: Class I (GVITNWFund) Gartmore GVIT Nationwide(R) Leaders Fund - Class I (GVITLead)* Gartmore GVIT Small Cap Growth Fund - Class I (GVITSmCapGr) Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal) Gartmore GVIT Small Company Fund - Class I (GVITSmComp) Gartmore GVIT U.S. Growth Leaders Fund - Class I (GVITUSGro) Gartmore GVIT Van Kampen Multi Sector Bond Fund - Class I
                   (GVITVKMultiSec)
                Gartmore GVIT Worldwide Leaders Fund - Class I (GVITWLead)

             Portfolios of the Janus Aspen Series (Janus AS);
                Janus AS - Capital Appreciation Portfolio - Service Shares
                   (JanCapAp)
                Janus AS - Global Technology Portfolio - Service Shares
                   (JanGlTech)
                Janus AS - International Growth Portfolio - Service Shares
                   (JanIntGro)

             Portfolios of the Neuberger Berman Advisers Management Trust
                (Neuberger Berman AMT);
                Neuberger Berman AMT - Guardian Portfolio - I Class Shares
                   (NBAMTGuard)
                Neuberger Berman AMT - Mid Cap Growth Portfolio (NBAMTMCGr) Neuberger Berman AMT - Partners Portfolio (NBAMTPart)

             Funds of the Oppenheimer Variable Account Funds (Oppenheimer VA);
                Oppenheimer VA Aggressive Growth Fund - Initial Class
                   (OppAggGro)
                Oppenheimer VA Capital Appreciation Fund - Initial Class
                   (OppCapAp)
                Oppenheimer VA Global Securities Fund - Initial Class
                   (OppGlSec)
                Oppenheimer VA Main Street(R) Fund - Initial Class (OppMSFund)

             Strong Variable Insurance Funds, Inc.;
                Strong Opportunity Fund II, Inc. (StOpp2)

             Funds of the Van Eck Worldwide Insurance Trust (Van Eck WIT);
                Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt) Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)

             Funds of Van Kampen Universal Institutional Funds, Inc.
                (Van Kampen UIF);
                Van Kampen UIF - Emerging Markets Debt Portfolio - Class A
                   (VKEmMkt)
                Van Kampen UIF - Mid Cap Growth Portfolio (VKMidCapG)

          At June 30, 2004, contract owners have invested in all of the above funds except for those indicated with an asterisk(*). The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2).

          The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

         NATIONWIDE VARIABLE ACCOUNT-10 (NOTES TO FINANCIAL STATEMENTS)

          A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

          A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners' Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

          Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c)  Security Valuation, Transactions and Related Investment Income

          The fair value of the underlying mutual funds is based on the closing net asset value per share at June 30, 2004. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

          The Company does not provide for income taxes within the Account.Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)  Expenses

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the company will, with certain exceptions, deduct from a contract owners' contract value a contingent deferred sales charge not to exceed 8% of purchase payments surrendered. After 5 years, such charge will decline 1% per year, to 0%, after the purchase payment has been held in the contract for 13 years. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation equal to an annual rate of 1.40%.

                                                                     (Continued)

    NATIONWIDE VARIABLE ACCOUNT-10 (NOTES TO FINANCIAL STATEMENTS, Continued)

(3)  Related Party Transactions

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

     Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company through fixed to variable or variable to fixed transactions (exchanges) or through loan transactions. The fixed account assets are not reflected in the accompanying financial statements.

     The Account portion of contract owner loans is transferred to the fixed account for administration and collection. Loan repayments are transferred from the fixed account to the Account and are allocated to the sub accounts at the discretion of the contract owner. Loans and loan repayments are included in net policy repayments (loans) on the accompanying Statements of Changes in Contract Owners' Equity.

     Exchanges are initiated, under certain restrictions, at the discretion of the contract owner. The contract owner may transfer assets between a fixed dollar contract of the Company and the sub accounts of the Account. Exchanges from the Account to the fixed account are included in surrenders, and exchanges to the Account from the fixed account are included in purchase payments received from contract owners, as applicable on the accompanying Statements of Changes in Contract Owners' Equity.

     For the periods ended June 30, 2004 and 2003, total loan repayments and exchanges to the Account from the fixed account were $24,561 and $31,391, respectively, and total loans and exchanges from the Account to the fixed account were $4,422 and $31,215, respectively.

         NATIONWIDE VARIABLE ACCOUNT-10 (NOTES TO FINANCIAL STATEMENTS)

(4)  Financial Highlights

     The following is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of the end of the period indicated, and the contract expense rate, investment income ratio and total return for each six month period in the five year period ended June 30, 2004.

                                      Contract                                          Investment
                                       Expense               Unit         Contract        Income      Total
                                        Rate*     Units   Fair Value   Owners' Equity     Ratio**    Return***
                                      --------   ------   ----------   --------------   ----------   ---------
     American Century VP - Income & Growth Fund - Class I
        2004 ......................     1.40%     6,392   $ 9.530654      $ 60,920         1.42%        4.08%
        2003 ......................     1.40%     9,109     7.987044        72,754         1.40%       11.25%
        2002 ......................     1.40%     9,247     8.044301        74,386         0.99%       -0.11%
        2001 ......................     1.40%     8,998     9.546519        85,900         0.85%        4.49%
        2000 ......................     1.40%       384    10.858084         4,170         0.00%       -4.25%

     American Century VP - International Fund - Class I
        2004 ......................     1.40%     7,446     8.204661        61,092         0.56%        1.54%
        2003 ......................     1.40%    12,106     6.859215        83,038         0.79%        4.22%
        2002 ......................     1.40%    12,576     7.952223       100,007         0.73%       -0.05%
        2001 ......................     1.40%    12,972     9.519124       123,482         0.08%      -20.71%
        2000 ......................     1.40%     1,059    13.661142        14,467         0.02%       -6.67%

     American Century VP - Value Fund - Class I
        2004 ......................     1.40%     4,606    14.749310        67,935         1.02%        5.49%
        2003 ......................     1.40%     3,324    11.948300        39,716         1.11%        8.66%
        2002 ......................     1.40%     4,772    12.179169        58,119         0.84%       -0.05%
        2001 ......................     1.40%       398    12.215184         4,862         0.00%        6.46%

     Credit Suisse Trust - Large Cap Value Portfolio
        2004 ......................     1.40%       420    10.198003         4,283         0.00%        2.01%
        2003 ......................     1.40%       419     8.754349         3,668         0.00%        8.07%
        2002 ......................     1.40%       419     9.582241         4,015         0.00%       -0.10%
        2001 ......................     1.40%       419    11.011629         4,614         0.00%        2.59%
        2000 ......................     1.40%       419     9.683049         4,057         0.00%       -3.12%

     Dreyfus IP - European Equity Portfolio
        2002 ......................     1.40%       523     8.021101         4,195         0.00%       -0.09%
        2001 ......................     1.40%       774     9.796223         7,582         0.12%      -20.96%

     Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
        2004 ......................     1.40%       222    11.253478         2,498         0.00%        8.93%

     Dreyfus Socially Responsible Growth Fund, Inc., The
        2004 ......................     1.40%    11,186     7.134248        79,804         0.01%        2.02%
        2003 ......................     1.40%    13,880     6.163432        85,548         0.01%        9.50%
        2002 ......................     1.40%    14,565     6.611872        96,302         0.01%       -0.18%
        2001 ......................     1.40%    13,332     8.975775       119,665         0.01%      -14.72%
        2000 ......................     1.40%     1,387    12.217306        16,945         0.01%        1.83%

     Dreyfus Stock Index Fund, Inc. - Initial Shares
        2004 ......................     1.40%    29,480     8.805841       259,596         0.68%        2.61%
        2003 ......................     1.40%    31,705     7.516750       238,319         0.74%       10.86%
        2002 ......................     1.40%    31,627     7.624569       241,142         0.61%       -0.14%
        2001 ......................     1.40%    29,737     9.464119       281,435         0.55%       -7.49%
        2000 ......................     1.40%     1,666    11.293696        18,815         0.61%       -1.24%

     Dreyfus VIF - Appreciation Portfolio - Initial Shares
        2004 ......................     1.40%     1,892     9.561331        18,090         0.03%        1.20%
        2003 ......................     1.40%     4,480     8.520194        38,170         0.02%        7.75%
        2002 ......................     1.40%     4,477     8.732490        39,095         0.01%       -0.09%
        2001 ......................     1.40%     4,223    10.024921        42,335         0.01%       -6.91%

     Federated IS - Quality Bond Fund II - Primary Shares
        2004 ......................     1.40%     3,176    12.760359        40,527         3.99%       -0.72%
        2003 ......................     1.40%    11,318    12.966383       146,754         3.30%        4.09%
        2002 ......................     1.40%    10,668    11.774942       125,615         3.39%        0.02%
        2001 ......................     1.40%    10,656    11.175831       119,090         2.52%        2.97%

                                                                     (Continued)

    NATIONWIDE VARIABLE ACCOUNT-10 (NOTES TO FINANCIAL STATEMENTS,Continued)

                                      Contract                                          Investment
                                       Expense               Unit         Contract        Income      Total
                                        Rate*     Units   Fair Value   Owners' Equity     Ratio**    Return***
                                      --------   ------   ----------   --------------   ----------   ---------
     Fidelity(R) VIP - Equity-Income Portfolio - Service Class
        2004 ......................     1.40%     8,266   $11.167474      $ 92,310          1.41%        2.69%
        2003 ......................     1.40%     8,085     9.308276        75,257          1.79%        9.90%
        2002 ......................     1.40%     7,651     9.643630        73,783          1.51%       -0.07%
        2001 ......................     1.40%     6,502    10.874664        70,707          1.31%       -1.68%
        2000 ......................     1.40%        48    10.000152           480          0.00%       -3.44%

     Fidelity(R) VIP - Growth Portfolio - Service Class
        2004 ......................     1.40%    19,982     7.912082       158,099          0.16%        0.71%
        2003 ......................     1.40%    20,540     6.758205       138,814          0.21%       12.62%
        2002 ......................     1.40%    23,216     6.989268       162,263          0.13%       -0.20%
        2001 ......................     1.40%    22,282     9.642219       214,848          0.00%      -10.30%
        2000 ......................     1.40%     3,697    12.788473        47,279          0.03%        4.33%

     Fidelity(R) VIP - High Income Portfolio - Service Class
        2004 ......................     1.40%     1,058     8.775084         9,284         11.02%       -0.19%
        2003 ......................     1.40%     5,166     8.163235        42,171          2.90%       16.25%
        2002 ......................     1.40%     1,699     6.534361        11,102         10.57%       -0.05%
        2001 ......................     1.40%     1,699     7.291611        12,388         10.56%       -7.85%
        2000 ......................     1.40%       447     9.787168         4,375          0.00%       -5.61%

     Fidelity(R) VIP - Overseas Portfolio - Service Class
        2004 ......................     1.40%     4,452     8.527474        37,964          0.99%        0.29%
        2003 ......................     1.40%     3,686     6.594919        24,309          0.83%        9.52%
        2002 ......................     1.40%     3,977     7.423745        29,524          0.64%       -0.03%
        2001 ......................     1.40%     4,667     8.682796        40,523          4.01%      -12.10%
        2000 ......................     1.40%       325    11.683816         3,797          0.48%       -5.70%

     Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class
        2004 ......................     1.40%     9,798    11.154510       109,292          0.25%        5.51%
        2003 ......................     1.40%     9,465     9.086556        86,004          0.38%        8.78%
        2002 ......................     1.40%     9,890     9.211307        91,100          0.70%       -0.02%
        2001 ......................     1.40%     9,921     9.674476        95,980          0.67%      -10.63%
        2000 ......................     1.40%     1,152    11.528099        13,280          0.21%       -2.04%

     Fidelity(R) VIP III - Growth Opportunities Portfolio - Service Class
        2004 ......................     1.40%     3,660     7.248429        26,529          0.46%        0.68%
        2003 ......................     1.40%     3,660     6.311793        23,101          0.67%       12.09%
        2002 ......................     1.40%     3,807     6.297240        23,974          0.84%       -0.14%
        2001 ......................     1.40%     3,807     7.854381        29,902          0.25%       -9.42%
        2000 ......................     1.40%       312    10.152577         3,168          0.00%       -4.37%

     Fidelity(R) VIP III - Value Strategies Portfolio - Service Class
        2004 ......................     1.40%     2,540    12.136085        30,826          0.00%        4.84%
        2003 ......................     1.40%       357     8.977800         3,205          0.00%       20.68%

     Gartmore GVIT Comstock Value Fund - Class I
        2004 ......................     1.40%     3,356     8.662063        29,070          0.73%        4.11%
        2003 ......................     1.40%     1,127     7.219908         8,137          0.62%       12.46%
        2002 ......................     1.40%       839     7.415111         6,221          0.66%       -0.15%
        2001 ......................     1.40%       839     9.100235         7,635          0.66%       -9.39%

     Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I
        2004 ......................     1.40%     5,886    15.047780        88,571          0.26%        5.00%
        2003 ......................     1.40%     4,419    12.001228        53,033          0.22%       11.18%
        2002 ......................     1.40%     5,460    12.361367        67,493          0.14%       -0.04%
        2001 ......................     1.40%     2,950    13.277585        39,169          0.34%       -0.05%

     Gartmore GVIT Emerging Markets Fund - Class I
        2004 ......................     1.40%     2,126    10.840263        23,046          0.06%       -1.94%
        2003 ......................     1.40%     1,816     7.827447        14,215          0.29%       15.38%
        2002 ......................     1.40%     1,004     7.859667         7,891          0.05%       -0.03%
        2001 ......................     1.40%     1,004     8.794814         8,830          0.50%        1.29%

         NATIONWIDE VARIABLE ACCOUNT-10 (NOTES TO FINANCIAL STATEMENTS)

                                      Contract                                          Investment
                                       Expense               Unit         Contract        Income        Total
                                        Rate*     Units   Fair Value   Owners' Equity     Ratio**     Return***
                                      --------   ------   ----------   --------------   ----------   ----------
     Gartmore GVIT Federated High Income Bond Fund - Class I
        2004 ......................     1.40%     1,768   $11.815321      $ 20,889         3.91%         1.05%
        2003 ......................     1.40%     2,234    10.917264        24,389         3.75%        12.57%
        2002 ......................     1.40%     1,751     9.434886        16,520         4.09%        -0.01%
        2001 ......................     1.40%     1,489     9.413568        14,017         5.76%         1.51%

     Gartmore GVIT Global Health Sciences Fund - Class I
        2004 ......................     1.40%       476    11.739541         5,588         0.00%         5.41%
        2003 ......................     1.40%     1,115    10.369164        11,562         0.00%        25.50%

     Gartmore GVIT Global Technology and Communications Fund - Class I
        2004 ......................     1.40%     4,390     2.927259        12,851         0.00%         0.10%
        2003 ......................     1.40%       944     2.389340         2,256         0.00%        25.07%
        2002 ......................     1.40%     1,514     2.286605         3,462         0.64%        -0.32%
        2001 ......................     1.40%     1,021     4.221006         4,310         0.00%       -29.62%

     Gartmore GVIT Government Bond Fund - Class I
        2004 ......................     1.40%     6,896    12.729157        87,780         3.21%        -0.78%
        2003 ......................     1.40%    19,851    13.063809       259,330         1.95%         2.41%
        2002 ......................     1.40%    15,083    12.060966       181,916         2.29%         0.03%
        2001 ......................     1.40%    17,777    11.212547       199,325         2.80%         1.71%

     Gartmore GVIT Growth Fund - Class I
        2004 ......................     1.40%     7,254     5.030173        36,489         0.06%         1.95%
        2003 ......................     1.40%    10,487     4.306319        45,160         0.00%        14.23%
        2002 ......................     1.40%    10,487     4.413145        46,281         0.00%        -0.18%
        2001 ......................     1.40%     9,691     5.914793        57,320         0.00%       -21.88%
        2000 ......................     1.40%       106    10.456340         1,108         0.25%         0.05%

     Gartmore GVIT International Growth Fund - Class I
        2004 ......................     1.40%       508     6.392681         3,247         0.00%        -1.48%

     Gartmore GVIT J.P. Morgan Balanced Fund - Class I
        2004 ......................     1.40%     6,468     9.569068        61,893         0.87%         0.91%
        2003 ......................     1.40%     6,348     8.769694        55,670         0.85%         7.98%
        2002 ......................     1.40%     6,348     8.536840        54,192         1.10%        -0.09%
        2001 ......................     1.40%     3,744     9.660095        36,167         1.27%        -2.34%
        2000 ......................     1.40%       424    10.264621         4,352         1.91%         1.97%

     Gartmore GVIT Mid Cap Growth Fund - Class I
        2004 ......................     1.40%     1,918     7.400674        14,194         0.00%         5.74%
        2003 ......................     1.40%     2,044     6.158418        12,588         0.00%        21.58%
        2002 ......................     1.40%     3,699     6.178365        22,854         0.00%        -0.24%
        2001 ......................     1.40%     5,416    10.164793        55,053         0.00%       -14.38%
        2000 ......................     1.40%     2,371    14.839965        35,186         0.00%         4.30%

     Gartmore GVIT Money Market Fund - Class I
        2004 ......................     1.40%    15,780    10.621536       167,608         0.24%        -0.45%
        2003 ......................     1.40%    23,287    10.718874       249,610         0.37%        -0.33%
        2002 ......................     1.40%    26,760    10.768104       288,154         0.64%         0.00%
        2001 ......................     1.40%    47,856    10.718702       512,954         2.56%         1.60%
        2000 ......................     1.40%    58,149    10.302795       599,097         1.63%         2.10%

     Gartmore GVIT Nationwide(R) Fund: Class I
        2004 ......................     1.40%    11,934     9.427730       112,511         0.51%         1.46%
        2003 ......................     1.40%    12,879     8.239906       106,122         0.39%        11.50%
        2002 ......................     1.40%    12,664     8.468990       107,251         0.31%        -0.07%
        2001 ......................     1.40%    12,912     9.541323       123,198         0.41%        -8.54%
        2000 ......................     1.40%        44    11.093680           488         0.52%         2.64%

     Gartmore GVIT Nationwide(R) Leaders Fund - Class I
        2003 ......................     1.40%       125     8.899196         1,112         0.22%         6.28%

     Gartmore GVIT Nationwide(R) Strategic Value Fund - Class I
        2003 ......................     1.40%       377     9.170488         3,457         0.03%        13.97%
        2002 ......................     1.40%       377     9.260149         3,491         0.00%        -0.15%
        2001 ......................     1.40%       377    11.330376         4,272         0.32%        -1.16%
        2000 ......................     1.40%       377    10.589683         3,992         0.81%        -1.97%

                                                                     (Continued)

    NATIONWIDE VARIABLE ACCOUNT-10 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                      Contract                                          Investment
                                       Expense               Unit         Contract        Income       Total
                                        Rate*     Units   Fair Value   Owners' Equity      Ratio**    Return***
                                      --------   ------   ----------   --------------   ----------   ---------
     Gartmore GVIT Small Cap Growth Fund - Class I
        2004 ......................     1.40%     2,538   $10.719932      $ 27,207         0.00%       2.75%
        2003 ......................     1.40%     2,912     9.065527        26,399         0.00%      15.03%
        2002 ......................     1.40%     4,071     9.581284        39,005         0.00%      -0.20%
        2001 ......................     1.40%     4,223    12.850870        54,269         0.00%      -5.72%

     Gartmore GVIT Small Cap Value Fund - Class I
        2004 ......................     1.40%     9,062    17.923739       162,425         0.00%       4.71%
        2003 ......................     1.40%     7,928    13.107940       103,920         0.00%      18.44%
        2002 ......................     1.40%    11,093    13.414576       148,808         0.00%      -0.13%
        2001 ......................     1.40%     5,941    15.855124        94,195         0.00%      30.12%
        2000 ......................     1.40%       365    12.249841         4,471         0.00%      10.23%

     Gartmore GVIT Small Company Fund - Class I
        2004 ......................     1.40%     6,516    15.660678       102,045         0.00%       6.07%
        2003 ......................     1.40%     7,851    12.146614        95,363         0.00%      14.38%
        2002 ......................     1.40%     8,246    12.375664       102,050         0.00%      -0.05%
        2001 ......................     1.40%     7,774    13.874605       107,861         0.12%      -2.04%
        2000 ......................     1.40%       262    14.096176         3,693         0.04%       6.87%

     Gartmore GVIT Turner Growth Focus Fund - Class I
        2002 ......................     1.40%       516     2.446987         1,263         0.00%      -0.36%
        2001 ......................     1.40%     1,222     4.574453         5,590         0.00%     -27.65%

     Gartmore GVIT U.S. Growth Leaders Fund - Class I
        2004 ......................     1.40%     1,572    12.439267        19,555         0.00%       1.74%
        2003 ......................     1.40%       958    10.287840         9,856         0.00%      26.24%

     Gartmore GVIT Van Kampen Multi Sector Bond Fund - Class I
        2004 ......................     1.40%     2,060    12.607127        25,971         2.22%      -1.21%
        2003 ......................     1.40%     2,029    12.347690        25,053         2.69%       6.96%
        2002 ......................     1.40%     2,053    11.069065        22,725         2.85%       0.01%
        2001 ......................     1.40%     2,130    10.637438        22,658         3.05%       0.06%

     Gartmore GVIT Worldwide Leaders Fund - Class I
        2004 ......................     1.40%       724     7.643059         5,534         0.00%      -1.76%
        2003 ......................     1.40%       724     6.305533         4,565         0.00%       8.73%
        2002 ......................     1.40%       863     7.384870         6,373         1.08%      -0.06%
        2001 ......................     1.40%       863     8.379831         7,232         1.25%     -14.91%
        2000 ......................     1.40%       140    11.240008         1,574         2.27%      -1.33%

     Janus AS - Capital Appreciation Portfolio - Service Shares
        2004 ......................     1.40%    25,370     6.471911       164,192         0.00%       5.07%
        2003 ......................     1.40%    27,048     5.604315       151,586         0.15%       7.87%
        2002 ......................     1.40%    29,207     5.785179       168,968         0.20%      -0.08%
        2001 ......................     1.40%    29,207     6.976076       203,750         0.61%     -14.20%
        2000 ......................     1.40%     2,302     9.620409        22,146         0.12%      -3.80% 1/27/00

     Janus AS - Global Technology Portfolio - Service Shares
        2004 ......................     1.40%    12,570     3.326691        41,817         0.00%      -1.54%
        2003 ......................     1.40%    23,065     2.747071        63,361         0.00%      17.44%
        2002 ......................     1.40%    23,812     2.805593        66,807         0.00%      -0.30%
        2001 ......................     1.40%    24,129     4.778290       115,295         0.47%     -26.46%
        2000 ......................     1.40%        54     9.752095           527         0.00%      -2.48% 1/27/00

     Janus AS - International Growth Portfolio - Service Shares
        2004 ......................     1.40%    13,182     5.901278        77,791         0.48%      -1.46%
        2003 ......................     1.40%    14,055     4.766969        67,000         0.87%       5.60%
        2002 ......................     1.40%    15,475     5.379211        83,243         0.35%      -0.13%
        2001 ......................     1.40%    13,849     6.850791        94,877         0.53%     -16.12%
        2000 ......................     1.40%       253    10.079107         2,550         0.00%       0.79% 1/27/00

     Neuberger Berman AMT - Guardian Portfolio - I Class Shares
        2004 ......................     1.40%       648    10.965867         7,106         0.00%       3.49%
        2003 ......................     1.40%       847     9.234307         7,821         0.00%      13.22%
        2002 ......................     1.40%     1,192     9.919052        11,824         0.65%      -0.12%
        2001 ......................     1.40%       754    11.682804         8,809         0.36%       0.88%
        2000 ......................     1.40%       339    11.963020         4,055         0.00%       3.01%

         NATIONWIDE VARIABLE ACCOUNT-10 (NOTES TO FINANCIAL STATEMENTS)

                                      Contract                                          Investment
                                       Expense               Unit         Contract        Income       Total
                                        Rate*     Units   Fair Value   Owners' Equity     Ratio**    Return***
                                      --------   ------   ----------   --------------   ----------   ---------
     Neuberger Berman AMT - Mid Cap Growth Portfolio
        2004 ......................     1.40%     5,408   $ 9.446842      $ 51,089         0.00%        6.75%
        2003 ......................     1.40%     6,039     7.807803        47,151         0.00%       11.42%
        2002 ......................     1.40%     8,694     8.273203        71,927         0.00%       -0.18%
        2001 ......................     1.40%     7,811    11.644106        90,952         0.00%      -14.00%
        2000 ......................     1.40%       341    16.619046         5,667         0.00%       12.01%

     Neuberger Berman AMT - Partners Portfolio
        2004 ......................     1.40%     3,570    10.814335        38,607         0.00%        4.65%
        2003 ......................     1.40%     1,350     9.068983        12,243         0.00%       16.90%
        2002 ......................     1.40%     1,636     9.287684        15,195         0.47%       -0.10%
        2001 ......................     1.40%     1,636    10.682229        17,476         0.37%       -1.33%

     Oppenheimer VA Aggressive Growth Fund - Initial Class
        2004 ......................     1.40%     8,580     8.299306        71,208         0.00%        9.31%
        2003 ......................     1.40%    12,641     6.923683        87,522         0.00%       12.93%
        2002 ......................     1.40%    13,841     7.077528        97,960         0.63%       -0.18%
        2001 ......................     1.40%    14,259     9.212262       131,358         1.07%      -27.51%
        2000 ......................     1.40%     1,002    17.476451        17,511         0.00%       20.36%

     Oppenheimer VA Capital Appreciation Fund - Initial Class
        2004 ......................     1.40%    11,796    10.318515       121,717         0.32%        1.65%
        2003 ......................     1.40%    13,977     8.773446       122,626         0.42%       11.59%
        2002 ......................     1.40%    14,109     8.748663       123,435         0.56%       -0.20%
        2001 ......................     1.40%    14,818    11.946786       177,027         0.63%       -5.55%
        2000 ......................     1.40%     1,212    13.969453        16,931         0.09%        8.65%

     Oppenheimer VA Global Securities Fund - Initial Class
        2004 ......................     1.40%     7,178     9.161459        65,761         1.27%        2.61%
        2003 ......................     1.40%     6,783     7.023474        47,640         0.82%       10.93%
        2002 ......................     1.40%     6,812     7.601882        51,784         0.50%       -0.08%
        2001 ......................     1.40%     5,286     8.651322        45,731         1.37%       -9.02%

     Oppenheimer VA Main(R) Street Fund - Initial Class
        2004 ......................     1.40%    22,122     9.037264       199,922         0.82%        1.86%
        2003 ......................     1.40%    22,942     7.781086       178,514         1.03%        9.58%
        2002 ......................     1.40%    24,490     8.188386       200,534         0.68%       -0.08%
        2001 ......................     1.40%    23,151     9.351056       216,486         0.57%       -6.61%
        2000 ......................     1.40%     1,106    11.074463        12,248         0.18%       -0.51%

     Strong Opportunity Fund II, Inc.
        2004 ......................     1.40%     9,490     9.783018        92,841         0.00%        8.03%
        2003 ......................     1.40%     9,051     7.731620        69,979         0.00%       15.34%
        2002 ......................     1.40%    10,651     7.826621        83,361         0.00%       -0.16%
        2001 ......................     1.40%     9,418     9.720654        91,549         0.10%       -0.66%
        2000 ......................     1.40%       402     9.621242         3,868         0.00%       -3.79% 5/1/00

     Van Eck WIT - Worldwide Emerging Markets Fund
        2004 ......................     1.40%       322    12.232276         3,939         0.57%       -3.02%
        2003 ......................     1.40%       320     9.095513         2,911         0.05%        9.64%
        2002 ......................     1.40%       385     9.192721         3,539         0.11%        0.06%
        2001 ......................     1.40%        97     8.824244           856         0.00%       -1.42%
        2000 ......................     1.40%        97    13.581684         1,317         0.00%      -13.03%

     Van Eck WIT - Worldwide Hard Assets Fund
        2004 ......................     1.40%       792    14.009042        11,095         0.26%        2.40%
        2003 ......................     1.40%     4,018    10.148055        40,775         0.49%        5.89%
        2002 ......................     1.40%     3,139    10.861234        34,093         0.77%        0.09%
        2001 ......................     1.40%     3,018    10.866366        32,795         1.10%       -4.08%

     Van Kampen UIF - Emerging Markets Debt Portfolio - Class A
        2003 ......................     1.40%       188    16.968154         3,190         0.00%       16.72%
        2001 ......................     1.40%       255    12.938213         3,299         0.00%        4.04%

     Van Kampen UIF - Mid Cap Growth Portfolio
        2004 ......................     1.40%       430     6.116720         2,630         0.00%        7.46%
        2002 ......................     1.40%       587     4.859052         2,852         0.00%       -0.19%

                                                                     (Continued)

         NATIONWIDE VARIABLE ACCOUNT-10 (NOTES TO FINANCIAL STATEMENTS)

                                      Contract                                         Investment
                                       Expense              Unit         Contract        Income       Total
                                        Rate*    Units   Fair Value   Owners' Equity     Ratio**    Return***
                                      --------   -----   ----------   --------------   ----------   ---------
     Van Kampen UIF - U.S. Real Estate Portfolio - Class A
        2004 ......................     1.40%    6,232   $18.947416     $  118,080        0.00%        6.44%
        2003 ......................     1.40%    5,735    14.866964         85,262        0.00%       13.24%
        2002 ......................     1.40%    2,440    14.718628         35,913        0.00%        0.10%
        2001 ......................     1.40%    2,010    13.300394         26,734        0.00%        7.32%
                                                                        ----------
     Contract Owners' Equity Total By Year

        2004 .......................................................    $3,133,318
                                                                        ==========

        2003 .......................................................    $3,200,206
                                                                        ==========

        2002 .......................................................    $3,312,007
                                                                        ==========

        2001 .......................................................    $3,864,362
                                                                        ==========

        2000 .......................................................    $  871,614
                                                                        ==========

* This represents the annual contract expense rate of the variable account and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

** This represents the dividends for the six-month period indicated, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

*** This represents the total return for the six-month period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the six-month period indicated or from the effective date through the end of the six-month period.

--------------------------------------------------------------------------------

NATIONWIDE LIFE INSURANCE COMPANY
HOME OFFICE: ONE NATIONWIDE PLAZA . COLUMBUS, OHIO 43215-2220

                                                                    ------------
                                                                      PRSRT STD
                                                                    U.S. POSTAGE
                                                                        PAID
                                                                     NATIONWIDE
                                                                    ------------

Nationwide(R) is a registered federal service mark of Nationwide Mutual Insurance Company